111 Huntington Avenue, Boston, Massachusetts  02199-7618
(617) 954-5000

                                              March 5, 2014

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	MFS® Series Trust VIII (the “Trust”) (File Nos. 33-37972 and 811-5262) on behalf of MFS® Global Growth Fund and MFS® Strategic Income Fund (the “Funds”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and Statement of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 39 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment was filed electronically on February 27, 2014.

Please call the undersigned at (617) 954-4340 or Nick Connery at (617) 954-6124 with any questions you may have.

                                              Very truly yours,

                                              BRIAN E. LANGENFELD
                                              Brian E. Langenfeld
                                              Vice President and Senior Counsel

BEL/bjn